Fair Value of Acquired Time Charters (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Oct. 31, 2022
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 0		$ 265,173
Amortization of fair value of acquired charter	$ 265,173	$ 1,429,137
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 2,019,608